BALANCE SHEETS - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash and cash equivalents	$ 205,163	$ 217,694	$ 809
Prepaid expenses and other assets	748,988	285,284	9,167
Total Current Assets	954,151	502,978	9,976
Property and equipment, net	36,555	25,348	0
Total Assets	990,706	528,326	9,976
Current Liabilities
Accounts payable and accrued liabilities	692,310	421,749	55,275
Due to related parties			45,365
Accrued interest	92,521
Convertible notes payable, net of unamortized debt discount	2,375,871
Derivative liabilities	7,841,703
Total Current Liabilities	11,002,405	421,749	100,640
Total Liabilities	11,002,405	421,749	100,640
Commitments and Contingencies (note 10)
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, value	96,405	90,589	74,098
Additional paid-in capital	75,474,017	37,144,817	51,108
Accumulated deficit	(85,582,121)	(37,128,829)	(215,870)
Total Stockholders' Equity (Deficit)	(10,011,699)	106,577	(90,664)
Total Liabilities and Stockholders' Equity (Deficit)	$ 990,706	$ 528,326	$ 9,976